Annual Operating Expenses - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Total Bond ETF - Fidelity Total Bond ETF	Dec. 30, 2022
Operating Expenses:
Management fee	0.36%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%	[1]

[1]	A Based on historical expenses, adjusted to reflect current fees.